Annual Total Returns[BarChart] - Federated Hermes Government Income Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.92%	2.36%	(1.71%)	4.85%	1.10%	1.18%	1.90%	0.57%	5.77%	4.24%